Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Retail Shares
Shareholder Report [Line Items]
Fund Name	Hardman Johnston International Growth Fund
Class Name	Retail Shares
Trading Symbol	HJIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hardman Johnston International Growth Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
Additional Information Phone Number	1-833-627-6668
Additional Information Website	https://hardmanjohnstonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Shares	$64	1.25%
[1]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 71,826,562
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 121,669
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$71,826,562
Number of Holdings	27
Net Advisory Fee Paid	$121,669
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Rheinmetall AG	5.8%
Safran SA	5.2%
Prosus NV	5.2%
Deutsche Telekom AG	5.1%
Mitsubishi Heavy Industries Ltd.	5.0%
Airbus SE	5.0%
Standard Chartered PLC	5.0%
Suzuki Motor Corp.	4.9%
First American Government Obligations Fund	4.7%
AstraZeneca PLC	4.7%

Top Sectors*	(% of Net Assets)
Industrials	30.7%
Consumer Discretionary	16.8%
Health Care	16.7%
Financials	14.6%
Information Technology	12.6%
Communication Services	5.1%
Cash & Other	3.5%
[2]
Updated Prospectus Web Address	https://hardmanjohnstonfunds.com/literature/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hardman Johnston International Growth Fund
Class Name	Institutional Shares
Trading Symbol	HJIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hardman Johnston International Growth Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
Additional Information Phone Number	1-833-627-6668
Additional Information Website	https://hardmanjohnstonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$52	1.00%
[3]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 71,826,562
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 121,669
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$71,826,562
Number of Holdings	27
Net Advisory Fee Paid	$121,669
Portfolio Turnover Rate	35%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Rheinmetall AG	5.8%
Safran SA	5.2%
Prosus NV	5.2%
Deutsche Telekom AG	5.1%
Mitsubishi Heavy Industries Ltd.	5.0%
Airbus SE	5.0%
Standard Chartered PLC	5.0%
Suzuki Motor Corp.	4.9%
First American Government Obligations Fund	4.7%
AstraZeneca PLC	4.7%

Top Sectors*	(% of Net Assets)
Industrials	30.7%
Consumer Discretionary	16.8%
Health Care	16.7%
Financials	14.6%
Information Technology	12.6%
Communication Services	5.1%
Cash & Other	3.5%
[4]
Updated Prospectus Web Address	https://hardmanjohnstonfunds.com/literature/

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.